Supplement Dated September 15, 2021
To The Statements of Additional Information Dated April 26, 2021 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®,
RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®,
ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®, PERSPECTIVE L SERIESSM,
FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and ELITE ACCESS ADVISORY II®
FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and PERSPECTIVE FIXED AND VARIABLE ANNUITY®, and DEFINED STRATEGIES VARIABLE ANNUITY®

To The Statements of Additional Information Dated August 16, 2021 For

JACKSON RETIREMENT INVESTMENT ANNUITYSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced Statements of Additional Information. Please read and keep it together with your Statement of Additional Information for future reference. To obtain a copy of a Statement of Additional Information, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective September 13, 2021, the following changes have been made to your Statement of Additional Information:

➢    In the section titled “General Information and History,” the first paragraph is deleted and replaced with the following:

Jackson

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is a wholly owned subsidiary of Jackson Financial Inc., (“JFI”). Prudential plc and Athene Life Re Ltd each hold a minority economic interest in JFI. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.. JFI is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds, and Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.
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(To be used with JMV24065 04/21, JMV21224 04/21, JMV24066 04/21, JFV100210 08/21, JMV22388 04/21, JMV19400 04/21, JMV22389 04/21, V5893 04/21, JMV8389 04/21, JMV12791 04/21, JMV19401 04/21, JMV8198 04/21, V5913 04/21, V5507 04/21, JMV8994 04/21, JMV9741 04/21, JMV9485 04/21, V3800 04/21, V5996 04/21, and JMV4248 04/21).

JMV100323 09/21